Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended								12 Months Ended
	Dec. 31, 2014 USD ($) Segment		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2014 Sberbank [Member] USD ($)	Dec. 31, 2014 Sberbank [Member] RUB	Dec. 31, 2014 Cross Currency Swap [Member] USD ($)	Dec. 31, 2013 Cross Currency Swap [Member] USD ($)	Dec. 31, 2012 Cross Currency Swap [Member] USD ($)	Dec. 31, 2014 Cross Currency Option [Member] USD ($)	Dec. 31, 2013 Cross Currency Option [Member] USD ($)	Dec. 31, 2012 Cross Currency Option [Member] USD ($)	Dec. 31, 2014 Russia and Western Europe [Member]	Dec. 31, 2014 Steel Segment [Member] Segment	Dec. 31, 2012 Steel Segment [Member] USD ($)	Dec. 31, 2014 Mining Segment [Member] Segment	Dec. 31, 2014 Power Segment [Member] Segment	Dec. 31, 2014 Minimum [Member] RUB	Dec. 31, 2013 Minimum [Member] RUB	Dec. 31, 2012 Minimum [Member] RUB	Dec. 31, 2014 Maximum [Member]
Accounting Policies [Line Items]
Goodwill impairment	$ 0		$ 38,310,000			$ 0											$ 361,969,000
Repair and maintenance costs	38,743,000		66,025,000		77,644,000
Reviewing period of proven and probable reserves	3 years
Intangible assets with determinable useful lives																				2 years			16 years
Number of reporting units by segments for goodwill allocation purposes																2		4	2
Credit terms, standard, in days															30 days
Credit terms, related party customers, in days																				2 days			5 years
Maturity period of cash and cash equivalent	Three months or less
Russian Pension Fund contribution rate					22.00%
Annual gross salary	16,200		17,800		16,900															624,000	568,000	512,000
Percentage of annual gross salary	10.00%		10.00%		10.00%
Social contributions					30.00%
Obligatory Medical Insurance Fund contribution rate					5.10%
Social Insurance Fund contribution rate					2.90%
Contributions to Russian pension fund	159,954,000		192,820,000		176,912,000
Shipping, handling and transportation costs	928,070,000		1,116,959,000		1,140,850,000
Unrecognized tax benefits	31,444,000	[1]	78,332,000	[1]
Interest and penalties included in unrecognized tax benefits	2,656,000		13,789,000
Number of business segments	3
Gain (loss) related to the change in the fair value and termination of swap instrument			20,682,000						(89,446,000)	1,791,000	6,527,000	(254,235,000)	20,682,000	20,276,000
Outstanding loan amount due to VTB Bank (Austria) recorded within accrued expenses and other current liabilities									101,912,000
Aggregate notional amount							$ 677,981,000	20,900,000,000

[1]	See Note 20